Cover	Mar. 16, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2023
Entity File Number	001-40226
Entity Registrant Name	ELK CREEK RESOURCES CORP.
Entity Central Index Key	0001826669
Entity Tax Identification Number	85-3189810
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7000 South Yosemite Street
Entity Address, Address Line Two	Suite 115
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	639-4647
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	GXIIU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	GXII
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Trading Symbol	GXIIW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Registrant Name	GX Acquisition Corp. II
Entity Address, Address Line One	1325 Avenue of the Americas
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019